Regulatory Matters and Capital Adequacy	12 Months Ended
Dec. 31, 2014
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Regulatory Matters and Capital Adequacy

NOTE 23

Regulatory Matters and Capital Adequacy

The Company is supervised and regulated by the Federal Reserve and is subject to the Federal Reserve’s requirements for risk-based capital and leverage ratios. The Company’s two U.S. bank operating subsidiaries, American Express Centurion Bank (Centurion Bank) and American Express Bank, FSB (FSB) (together, the Banks), are subject to supervision and regulation, including similar regulatory capital requirements by the Federal Deposit Insurance Corporation (FDIC) and the Office of the Comptroller of the Currency (OCC), respectively.

Under the risk-based capital guidelines of the Federal Reserve, the Company is required to maintain minimum ratios of Common Equity Tier 1 (CET1), Tier 1 and Total (Tier 1 plus Tier 2) capital to risk-weighted assets, as well as a minimum leverage ratio (Tier 1 capital to average adjusted on-balance sheet assets).

Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional, discretionary actions by regulators, that, if undertaken, could have a direct material effect on the Company’s and the Banks’ operating activities.

As of December 31, 2014 and 2013, the Company and its Banks met all capital requirements to which each was subject and maintained regulatory capital ratios in excess of those required to qualify as well capitalized.

The following table presents the regulatory capital ratios for the Company and the Banks:

	CET1	Tier 1	Total	CET1	Tier 1	Total	Tier 1
(Millions, except percentages)	capital(b)	capital	capital	capital ratio(b)	capital ratio	capital ratio	leverage ratio
December 31, 2014:(a)
American Express Company	$17,525	$18,176	$20,801	13.1%	13.6%	15.6%	11.8%
American Express Centurion Bank	6,174	6,174	6,584	18.8	18.8	20.1	18.7
American Express Bank, FSB	6,722	6,722	7,604	14.2	14.2	16.0	15.1	(c)
December 31, 2013:
American Express Company	(b)	$16,174	$18,585	(b)	12.5%	14.4%	10.9%
American Express Centurion Bank	(b)	6,366	6,765	(b)	19.9	21.2	19.0
American Express Bank, FSB	(b)	6,744	7,662	(b)	15.6	17.7	17.5	(c)

Well-capitalized ratios(e)				(f)	6.0%	10.0%	5.0	% (d)
Minimum capital ratios(e)				4.0%	5.5%	8.0%	4.0%

  Beginning in 2014, as a Basel III Advanced Approaches institution, capital ratios are reported using Basel III capital definitions, inclusive of transition provisions and Basel I risk-weighted assets.
  As part of the new Basel III capital rule, effective for 2014, Basel III Advanced Approaches institutions are required to disclose Common Equity Tier 1 capital and associated ratio.
  FSB Tier 1 leverage ratio is calculated using ending total assets in 2013 and average total assets in 2014 as prescribed by OCC regulations applicable to federal savings banks.
  Represents requirements for banking subsidiaries to be considered “well-capitalized” pursuant to regulations issued under the Federal Deposit Insurance Corporation Improvement Act. There is no “well-capitalized” definition for the Tier 1 leverage ratio for a bank holding company.
  As defined by the regulations issued by the Federal Reserve, OCC and FDIC for the year ended December 31, 2014.
  Beginning January 1, 2015, Basel III CET1 well-capitalized ratios become relevant capital measures under the prompt and corrective action requirements defined by the regulations for Advanced Approaches institutions.

Restricted Net Assets of Subsidiaries

Certain of the Company’s subsidiaries are subject to restrictions on the transfer of net assets under debt agreements and regulatory requirements. These restrictions have not had any effect on the Company’s shareholder dividend policy and management does not anticipate any impact in the future. Procedures exist to transfer net assets between the Company and its subsidiaries, while ensuring compliance with the various contractual and regulatory constraints. As of December 31, 2014, the aggregate amount of net assets of subsidiaries that are restricted to be transferred to the Company was approximately $11.0 billion.

Bank Holding Company Dividend Restrictions

The Company is limited in its ability to pay dividends by the Federal Reserve, which could prohibit a dividend that would be considered an unsafe or unsound banking practice. It is the policy of the Federal Reserve that bank holding companies generally should pay dividends on preferred and common stock only out of net income available to common shareholders generated over the past year, and only if prospective earnings retention is consistent with the organization’s current and expected future capital needs, asset quality and overall financial condition. Moreover, bank holding companies are required by statute to be a source of strength to their insured depository institution subsidiaries and should not maintain dividend levels that undermine their ability to do so. On an annual basis, the Company is required to develop and maintain a capital plan, which includes planned dividends over a two-year horizon, and to submit the capital plan to the Federal Reserve.

Banks’ Dividend Restrictions

In the years ended December 31, 2014 and 2013, Centurion Bank paid dividends from retained earnings to its parent of $1.9 billion and $1.4 billion, respectively, and FSB paid dividends from retained earnings to its parent of $2.1 billion and $1.8 billion, respectively.

The Banks are subject to statutory and regulatory limitations on their ability to pay dividends. The total amount of dividends that may be paid at any date, subject to supervisory considerations of the Banks’ regulators, is generally limited to the retained earnings of the respective bank. As of December 31, 2014 and 2013, the Banks’ retained earnings, in the aggregate, available for the payment of dividends were $3.6 billion and $4.6 billion, respectively. In determining the dividends to pay its parent, the Banks must also consider the effects on applicable risk-based capital and leverage ratio requirements, as well as policy statements of the federal regulatory agencies. In addition, the Banks’ banking regulators have authority to limit or prohibit the payment of a dividend by the Banks under a number of circumstances, including if, in the banking regulator’s opinion, payment of a dividend would constitute an unsafe or unsound banking practice in light of the financial condition of the banking organization.